[C/FUNDS LETTERHEAD/LOGO HERE]



FILED VIA EDGAR



June 24, 1998


                 FILED PURSUANT TO RULE 497e
           Amendment to N-1A Filing Dated February 27, 1998



Securities and Exchange Commission
Filing Desk
450 5th Street NW
Washington, DC  20549

Re:	File #2-96218d, 1933 Act Regarding Registration of
		C/Funds Group, Inc.
	File #811-4246, 1940 Act Regarding Registration of
		C/Funds Group, Inc.

Dear Commission:

Attached is an amendment to our N-1A filing of February 27, 1998, informing shareholders and the Commission that Samuel J. Beebe, the portfolio manager of the Beebe Fund Series of C/Funds Group, Inc. died of an apparent heart attack on Saturday, June 20, 1998. Mr. Beebe is succeeded by Roland G. Caldwell of Omnivest Research Corporation as interim manager of the fund.

Please advise if you require anything further in this orderly passage of control of the fund to new management.

Sincerely,



Roland G. Caldwell, Jr. [SIGNATURE]
President

RGCjr/ves




[C/FUNDS LETTERHEAD/LOGO HERE]






              Beebe Fund Series of C/Funds Group, Inc.


                SUPPLEMENT dated June 24, 1998
     To PROSPECTUS and STATEMENT OF ADDITIONAL INFORMATION of C/Funds Group, Inc. dated February 27, 1998



Samuel J. Beebe, manager of the Beebe Fund Series of C/Funds Group, Inc. died on June 20, 1998. Effective on that date, Roland G. Caldwell, investment principal of Omnivest Research Corporation, the Registered Investment Advisor to C/Funds Group, Inc., assumed interim management of the fund.

Also effective on that date, the Beebe Fund closed to new investors until a decision is made on its future operations. All current shareholders may redeem their holdings at any time if they wish to do so.





Roland G. Caldwell, Jr. [SIGNATURE]
President